Risk management and financial instruments (Restated) - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Level 2 - Recurring - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair value | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	$ 1.4	$ 1.5
Interest rate swaps	10.9	21.8
Fair value | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	1.1	2.3
Fair value | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	59.8	64.4
Carrying value | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	1.4	1.5
Interest rate swaps	10.9	21.8
Carrying value | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	1.1	2.3
Carrying value | Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	$ 59.8	$ 64.4